MEMBER'S DEFICIT AND COMPREHENSIVE LOSS (Tables)	9 Months Ended
Sep. 30, 2013
Schedule Of Changes In Shareholder's Deficit and Comprehensive Loss

(In thousands)	The Company	Noncontrolling Interests	Consolidated
Balances at January 1, 2013	$(8,299,188)	$303,997	$(7,995,191)
Net income (loss)	(297,656)	16,372	(281,284)
Dividends and other payments to noncontrolling interests (1)	—	(58,942)	(58,942)
Foreign currency translation adjustments	(26,374)	(2,152)	(28,526)
Unrealized holding gain on marketable securities	15,594	25	15,619
Unrealized holding gain on cash flow derivatives	48,180	—	48,180
Other adjustments to comprehensive loss	(884)	(114)	(998)
Other, net	6,271	7,872	14,143
Reclassifications	(83,585)	(168)	(83,753)

Balances at September 30, 2013	$(8,637,642)	$266,890	$(8,370,752)

Balances at January 1, 2012	$(7,993,735)	$521,794	$(7,471,941)
Net income (loss)	(233,215)	18,807	(214,408)
Dividends and other payments to noncontrolling interests	—	(247,764)	(247,764)
Foreign currency translation adjustments	16,867	1,061	17,928
Unrealized holding gain (loss) on marketable securities	17,522	(123)	17,399
Unrealized holding gain on cash flow derivatives	36,322	—	36,322
Other adjustments to comprehensive loss	(473)	(61)	(534)
Other, net	2,204	13,457	15,661

Balances at September 30, 2012	$(8,154,508)	$307,171	$(7,847,337)

(1)	Included in “Dividends and other payments to noncontrolling interests” are $45.1 million in dividends declared but not yet paid by an entity for which the Company has a controlling financial interest and whose results are consolidated in the Company’s financial statements. This amount will be paid by that entity during the fourth quarter of 2013 and, therefore, is accrued in “Other current liabilities” at September 30, 2013.